Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consists of the following:

	As of December 31, 2021	As of December 31, 2020
Computer hardware and software	$31,170	$48,895
Office furniture and fixtures	13,918	17,909
Buildings	2,036	3,128
Vans	823	1,571
Land	257	266

Total property and equipment	$48,204	$71,769

Accumulated depreciation (1)	(30,919)	(49,036)
Impairment charges	—	(271)

Total property and equipment, net	$17,285	$22,462

(1)
Accumulated depreciation as of December 31, 2021 comprised of $21,205, $9,064, $241, $409 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively. Accumulated depreciation as of December 31, 2020 comprised of $37,171, $10,169, $852 and $844 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively.

Summary of movements in property, plant and equipment

The changes in the balance of property and equipment for the years ended December 31, 2021 and 2020 consist of the following:

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$22,462	$21,205
Additions	2,368	3,458
Write-off of leasehold improvements	—	(3,661)
Acquisitions (1)	—	8,935
Depreciation	(6,917)	(7,981)
Impairment charges	—	(271)
Foreign currency translation adjustment	(628)	777

Balance, end of year	$17,285	$22,462

(1)	Acquired property and equipment in 2020 was comprised mainly of computer hardware and software, office furniture and fixtures and a fleet of dedicated vans.

Summary of Depreciation expense property, plant and equipment
Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was classified as follows:

	For the year ended December 31
	2021	2020	2019
Technology and product development	$2,913	$4,351	$4,001
General and administrative	2,695	3,377	2,658
Selling and marketing	1,309	253	—

Total depreciation expense	$6,917	$7,981	$6,659